Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 380	$ 507
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,405	1,337
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 797	$ 566